Note 18 - Restructuring Activities (Details) - Activity In The Restructuring Liabilities (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended	10 Months Ended	2 Months Ended						10 Months Ended	12 Months Ended	10 Months Ended	12 Months Ended					3 Months Ended				2 Months Ended						10 Months Ended	12 Months Ended		10 Months Ended	12 Months Ended											3 Months Ended				12 Months Ended	2 Months Ended	9 Months Ended			10 Months Ended	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Oct. 31, 2013	Dec. 31, 2013 Graphic Solutions [Member] Successor [Member] Severance and Other Benefits [Member]	Dec. 31, 2013 Graphic Solutions [Member] Successor [Member]	Oct. 31, 2013 Graphic Solutions [Member] Successor [Member] Beginning Balance [Member] Severance and Other Benefits [Member]	Dec. 31, 2013 Graphic Solutions [Member] Successor [Member] Beginning Balance [Member]	Oct. 31, 2013 Graphic Solutions [Member] Successor [Member] Ending Balance [Member] Severance and Other Benefits [Member]	Dec. 31, 2013 Graphic Solutions [Member] Successor [Member] Ending Balance [Member]	Oct. 31, 2013 Graphic Solutions [Member] Predecessor [Member] Severance and Other Benefits [Member]	Dec. 31, 2012 Graphic Solutions [Member] Predecessor [Member] Severance and Other Benefits [Member]	Oct. 31, 2013 Graphic Solutions [Member] Predecessor [Member]	Dec. 31, 2012 Graphic Solutions [Member] Predecessor [Member]	Dec. 31, 2012 Graphic Solutions [Member] Predecessor [Member] Beginning Balance [Member] Severance and Other Benefits [Member]	Dec. 31, 2012 Graphic Solutions [Member] Predecessor [Member] Beginning Balance [Member]	Oct. 31, 2013 Graphic Solutions [Member] Predecessor [Member] Ending Balance [Member] Severance and Other Benefits [Member]	Oct. 31, 2013 Graphic Solutions [Member] Predecessor [Member] Ending Balance [Member]	Mar. 31, 2014 Graphic Solutions [Member] Severance and Other Benefits [Member]	Mar. 31, 2013 Graphic Solutions [Member] Severance and Other Benefits [Member]	Mar. 31, 2014 Graphic Solutions [Member]	Mar. 31, 2013 Graphic Solutions [Member]	Dec. 31, 2013 Performance Materials [Member] Successor [Member] Severance and Other Benefits [Member]	Dec. 31, 2013 Performance Materials [Member] Successor [Member]	Dec. 31, 2013 Performance Materials [Member] Successor [Member] Beginning Balance [Member] Severance and Other Benefits [Member]	Dec. 31, 2013 Performance Materials [Member] Successor [Member] Beginning Balance [Member]	Dec. 31, 2013 Performance Materials [Member] Successor [Member] Ending Balance [Member] Severance and Other Benefits [Member]	Dec. 31, 2013 Performance Materials [Member] Successor [Member] Ending Balance [Member]	Oct. 31, 2013 Performance Materials [Member] Predecessor [Member] Severance and Other Benefits [Member]	Dec. 31, 2012 Performance Materials [Member] Predecessor [Member] Severance and Other Benefits [Member]	Dec. 31, 2012 Performance Materials [Member] Predecessor [Member] Other Restructuring [Member]	Oct. 31, 2013 Performance Materials [Member] Predecessor [Member]	Dec. 31, 2012 Performance Materials [Member] Predecessor [Member]	Oct. 31, 2013 Performance Materials [Member] Predecessor [Member] Beginning Balance [Member] Severance and Other Benefits [Member]	Dec. 31, 2012 Performance Materials [Member] Predecessor [Member] Beginning Balance [Member] Severance and Other Benefits [Member]	Dec. 31, 2012 Performance Materials [Member] Predecessor [Member] Beginning Balance [Member] Other Restructuring [Member]	Oct. 31, 2013 Performance Materials [Member] Predecessor [Member] Beginning Balance [Member]	Dec. 31, 2012 Performance Materials [Member] Predecessor [Member] Beginning Balance [Member]	Oct. 31, 2013 Performance Materials [Member] Predecessor [Member] Ending Balance [Member] Severance and Other Benefits [Member]	Dec. 31, 2012 Performance Materials [Member] Predecessor [Member] Ending Balance [Member] Severance and Other Benefits [Member]	Dec. 31, 2012 Performance Materials [Member] Predecessor [Member] Ending Balance [Member] Other Restructuring [Member]	Oct. 31, 2013 Performance Materials [Member] Predecessor [Member] Ending Balance [Member]	Dec. 31, 2012 Performance Materials [Member] Predecessor [Member] Ending Balance [Member]	Mar. 31, 2014 Performance Materials [Member] Severance and Other Benefits [Member]	Mar. 31, 2013 Performance Materials [Member] Severance and Other Benefits [Member]	Mar. 31, 2014 Performance Materials [Member]	Mar. 31, 2013 Performance Materials [Member]	Dec. 31, 2012 Performance Materials [Member]	Dec. 31, 2013 Successor [Member]	Dec. 31, 2013 Successor [Member]	Dec. 31, 2013 Successor [Member] Beginning Balance [Member]	Dec. 31, 2013 Successor [Member] Ending Balance [Member]	Oct. 31, 2013 Predecessor [Member]	Dec. 31, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]	Oct. 31, 2013 Predecessor [Member] Beginning Balance [Member]	Dec. 31, 2012 Predecessor [Member] Beginning Balance [Member]	Oct. 31, 2013 Predecessor [Member] Ending Balance [Member]	Dec. 31, 2012 Predecessor [Member] Ending Balance [Member]
Restructuring Cost and Reserve [Line Items]
Balance	$ 2,029	$ 632		$ 632			$ 666	$ 666	$ 699	$ 699					$ 20	$ 20	$ 666	$ 666	$ 699		$ 699				$ 1,671	$ 1,671	$ 1,330	$ 1,330						$ 632	$ 1,012	$ 215	$ 632	$ 1,227	$ 1,671	$ 616	$ 16	$ 1,671	$ 632	$ 1,330	$ 632	$ 1,330	$ 632				$ 2,337	$ 2,029				$ 632	$ 1,247	$ 2,337	$ 632
Charges to expense	0	1,606	762	3,636							2,159	67	2,159	67						1,504		1,504	762	762					1,477	396	(171)	1,477	225												102		102	292	762	762			3,636	292	896
Cash payments	(718)	(142)									(1,493)	(87)	(1,493)	(87)					(202)	(57)	(202)	(57)	(1,117)	(1,117)					(458)	(814)	(28)	(458)	(842)											(516)	(85)	(516)	(85)		(1,117)				(1,951)	(929)
Non-cash adjustments		(19)			33	33																	14	14					20	22		20	22												(19)		(19)		47				20	22
Total costs and adjustments	(718)	1,445			33	33					666	(20)	666	(20)					(202)	1,447	(202)	1,447	(341)	(341)					1,039	(396)	(199)	1,039	(595)											(516)	(2)	(516)	(2)		(308)				1,705	(615)
Balance	$ 1,311	$ 2,077	$ 2,029				$ 666	$ 666	$ 699	$ 699					$ 20	$ 20	$ 666	$ 666	$ 497	$ 1,447	$ 497	$ 1,447			$ 1,671	$ 1,671	$ 1,330	$ 1,330						$ 632	$ 1,012	$ 215	$ 632	$ 1,227	$ 1,671	$ 616	$ 16	$ 1,671	$ 632	$ 814	$ 630	$ 814	$ 630	$ 632			$ 2,337	$ 2,029				$ 632	$ 1,247	$ 2,337	$ 632